Income Taxes - Schedule of Non Capital Losses Expire (Details) - Non Capital Loss [member] - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Non Capital Losses Expires [Line Items]
Expires 2026	$ 70	$ 804
Expires 2027	717	717
Expires 2028	480	480
Expires 2029	2,731	2,731
Expires 2030	2,102	2,102
Expires 2031	1,391	1,391
Expires 2032	3,763	4,755
Expires 2033	6,057	9,292
Expires 2034	7,412	10,359
Expires 2035	14,382	14,208
Expires 2036	21,683	25,575
Expires 2037	24,370	27,374
Expires 2038	25,611	27,650
Expires 2039	7,115	20,109
Expires 2040	12,035	16,371
Expires 2041	24,069	24,493
Expires 2042	31,686	32,595
Expires 2043	16,841	17,659
Expires 2044	12,073	17,561
Expires 2045	6,228
Total	$ 220,816	$ 256,226